Segment Information (Details) - Schedule of Identifiable Long-Lived Assets, Net - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Identifiable long-lived assets, net:
IT related solution services		¥ 275,851
Educational content service and other services	¥ 214,441,814	223,821,430
Total	¥ 214,441,814	¥ 224,097,281